PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment, Net
	December 31,
	2024	2023
Cost:

Computer, peripheral equipment and software	$97,450	$112,320
Office furniture and equipment	12,244	14,187
Leasehold improvements	7,695	8,268

	117,389	134,775
Accumulated depreciation:

Computer, peripheral equipment and software	85,213	98,199
Office furniture and equipment	10,350	11,993
Leasehold improvements	6,194	6,362

	101,757	116,554

Property and equipment, net	$15,632	$18,221